Annual Total Returns	Jan. 31, 2022
Prospectus #1 | Eaton Vance Emerging Markets Debt Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Emerging Markets Debt Fund | Class I
Bar Chart Table:
2019	16.75%
2020	6.08%
2021	(3.30%)
Prospectus #2 | Parametric Emerging Markets Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Parametric Emerging Markets Fund | Class A
Bar Chart Table:
2012	19.28%
2013	0.73%
2014	(4.06%)
2015	(16.64%)
2016	12.02%
2017	27.01%
2018	(14.02%)
2019	12.31%
2020	2.64%
2021	4.20%
Prospectus #3 | Parametric International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Parametric International Equity Fund | Class A
Bar Chart Table:
2012	16.83%
2013	18.05%
2014	(3.98%)
2015	2.00%
2016	1.42%
2017	25.48%
2018	(11.51%)
2019	21.09%
2020	9.61%
2021	8.43%
Prospectus #4 | Parametric Volatility Risk Premium - Defensive Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Parametric Volatility Risk Premium - Defensive Fund | Class I
Bar Chart Table:
2018	(3.08%)
2019	15.79%
2020	4.73%
2021	17.97%